Supplement dated October 14, 2019 to Prospectuses dated April 29, 2019
	Product Name	Prospectus Form #
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)	S-6594 CF (4/19)
2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CF (4/19)
3.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CF (4/19)
4.	RiverSource ® Retirement Advisor 4 Advantage Variable Annuity/ RiverSource® Retirement Advisor 4 Select Variable Annuity/ RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CF (4/19)
5.	RiverSource ® Retirement Advisor Advantage Plus Variable Annuity/ RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CF (4/19)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
This supplement describes changes to the fees for certain optional living benefit riders.
Effective December 30, 2019, the fees for the Accumulation Protector Benefit rider or Accumulation Benefit rider are changed for elective step up (including elective spousal continuation step up) requests.
The following changes are made to the prospectuses listed in the table above:
I.	For products 1 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding paragraphs in the “Expense Summary – Optional Living benefits” and “Optional Living Benefit Charges – Accumulation Protector Benefit Rider Charge” sections of the prospectus:
Accumulation Protector Benefit (APB) rider fee
Accumulation Protector Benefit Rider Charge
Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.15%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
* For contract applications signed prior to 08/20/2018, the following fees apply:
For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/ 2014 – 04/30/2016	2.00%	1.00%
05/01/ 2016 – 08/19/2018	2.00%	1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up (including elective spousal continuation step up) requests for contract applications signed on or after 08/20/2018 are shown below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 12/29/2019	2.00%	1.15%
12/30/2019 and later	2.00%	1.30%
Current annual rider fees for elective step up (including elective spousal continuation step up) requests for contract applications signed prior to 08/20/2018, are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/2014 – 06/30/2016	2.00%	1.00%

Elective step up date:	Maximum annual rider fee	Current annual rider fee
07/01/2016 – 10/15/2018	2.00%	1.30%
10/16/2018–12/29/2019	2.00%	1.00%
12/30/2019 and later	2.00%	1.15%
II.	For products 2 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding paragraphs in the “Expense Summary – Optional Living benefits” and “Optional Living Benefit Charges – Accumulation Protector Benefit Rider Charge” sections of the prospectus:
Accumulation Protector Benefit (APB) rider fee
Accumulation Protector Benefit Rider Charge
Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.30%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
*Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/2014 – 6/30/2016	2.00%	1.00%
07/01/2016 – 10/15/2018	2.00%	1.30%
10/16/2018 – 12 29/2019	2.00%	1.00%
12/30/2019 and later	2.00%	1.15%
III.	For products 3 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees and fees for elective step-up or elective spousal continuation step-up in the “Expense Summary – Optional Living benefits” and “Optional Living Benefit Charges – Accumulation Protector Benefit Rider Charge” sections of the prospectus:
Accumulation Protector Benefit rider fee
Accumulation Protector Benefit Rider Charge
For applications signed:	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/2012
Prior to 10/04/2010	1.75%	1.25%
10/04/2010 – 11/13/2011	1.75%	1.50%
11/14/2011 and later	1.75%	1.75%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 12/29/2019	1.40%	1.00%
12/30/2019 and later	1.55%	1.15%

IV.	For products 4 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees and fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Charge” sections of the prospectus:
Accumulation Benefit rider fee
Accumulation Benefit Rider Charge
Contract purchase date	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/2012
Prior to 1/26/2009	2.50%	0.60%
01/26/2009 – 05/31/2009	2.50%	0.80%
11/09/2009 – 10/03/2010	2.50%	1.25%
10/04/2010 and later	2.50%	1.50%
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 12/29/2019	1.40%	1.00%
12/30/2019 and later	1.55%	1.15%
(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)
V.	For products 5 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees and fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Fee” sections of the prospectus:
Accumulation Benefit rider fee
Accumulation Benefit rider fee	Maximum annual rider fee	Initial annual rider fee and annual rider fee for elective step-ups before 10/20/12
	2.50%	0.60%
Current annual rider fees for elective step-up (including elective spousal continuation step-up) requests on/after 10/20/2012 are shown in the table below.
Elective step up date:	If invested in Portfolio Navigator fund at the time of step-up:	If invested in Portfolio Stabilizer fund at the time of step-up:
10/20/2012 – 11/17/2013	1.75%	n/a
11/18/2013 – 10/17/2014	1.75%	1.30%
10/18/2014 – 06/30/2016	1.60%	1.00%
07/01/2016 – 10/15/2018	1.75%	1.30%
10/16/2018 – 12/29/2019	1.40%	1.00%
12/30/2019 and later	1.55%	1.15%
(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S–6594 31 A (10/19)
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